Collaboration and License Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Collaboration and License Agreements

3.     Termination of License and Collaboration Agreement with Bristol-Myers Squibb

In November 2009, the Company entered into a license and collaboration agreement with Bristol-Myers Squibb, or BMS, for the development and commercialization of Clazakizumab, an antibody product candidate for the treatment of both rheumatoid arthritis and psoriatic arthritis and cancer. Under the terms of the agreement, the Company received a non-refundable upfront payment of $85 million and granted BMS worldwide exclusive rights to develop and commercialize Clazakizumab for all indications other than cancer. On August 29, 2014, the Company received written notice that BMS has elected to terminate the license and collaboration agreement effective as of December 29, 2014, (the “Termination Date”) at which time all rights to Clazakizumab will be returned to the Company.

In addition to the upfront payment of $85 million, the Company has received an aggregate of $18.5 million in milestone payments from BMS and has been reimbursed for clinical supply and development costs of $26.8 million. The Company recognizes revenue relating to the deliverables in the agreement as a single unit of accounting using a time-based proportional performance model. The proportional performance model results in the recognition of the upfront license fee and other payments received under the arrangement over the estimated performance period based on the passage of time. As a result of the termination of the agreement, the estimated development period was adjusted to conclude as of the Termination Date, which was accounted for prospectively as a change in accounting estimate. In the nine months ended September 30, 2014, the Company recognized revenue which had previously been deferred in the amount of $48.1 million. The acceleration of revenue recognition as a result of the early termination of the collaboration agreement resulted in the Company reporting net income for the nine months ended September 30, 2014.

BMS continues to be responsible until June 29, 2015 for all costs of the clinical trials that were initiated prior to August 29, 2014. If any milestone event is achieved during the period between August 29, 2014 and the Termination Date, BMS will not be obligated to pay the corresponding milestone payment. Effective on the Termination Date, all rights granted to BMS with respect to Clazakizumab will terminate and revert to the Company, and BMS will grant to our wholly owned subsidiary, AlderBio Holdings LLC (“AlderBio”), an exclusive license, with the right to grant sublicenses, under certain BMS intellectual property solely to make, have made, use, import, export, offer for sale, and sell Clazakizumab. BMS is obligated to transfer to the Company the Investigational New Drug Application that BMS filed for Clazakizumab with the U.S. Food and Drug Administration and all material data related to Clazakizumab that has not previously been transferred to the Company. The Company has the right to purchase all of BMS’ existing inventory of Clazakizumab at cost and, at the Company’s request, BMS is obligated to use diligent efforts to supply the Company with Clazakizumab until the earlier of 20 months after December 29, 2014, or the date that the Company obtains an alternative source of supply.

The Company will be required to pay a low single-digit royalty to BMS on sales of Clazakizumab unless the regulatory approval of Clazakizumab is not based in whole or in part upon data from BMS’s Phase 2b clinical trial(s) in rheumatoid arthritis and psoriatic arthritis. Aside from those clinical trial expenses that BMS is obligated to pay after the Termination Date, the Company will be solely responsible for performing and funding any new Clazakizumab development and clinical trial activities initiated after the Termination Date, which could significantly delay or result in the discontinuation of the development of Clazakizumab.

8.    Collaboration and License Agreements

The Company has entered into various collaboration and license agreements with pharmaceutical and biotechnology companies. Revenues recognized and cash payments received under these agreements were as follows:

	Years Ended December 31,
	2012	2013
	(in thousands)
Revenues recognized:
Bristol-Myers Squibb:
Amortization of deferred revenue from upfront payments	$12,167	$12,133
Recognition of milestone payments	3,690	2,642
Recognition of reimbursed clinical supply and development costs	4,111	3,921

Bristol-Myers Squibb total	19,968	18,696
Other collaborations	99	100

Total revenues recognized	$20,067	$18,796

Cash payments received:
Bristol-Myers Squibb:
Milestone payments	$3,500	$—
Reimbursed clinical supply and development costs	2,257	355

Bristol-Myers Squibb total	5,757	355
Other collaborations	100	—

Total cash payments received	$5,857	$355

Bristol-Myers Squibb

In November 2009, the Company entered into a collaboration and license agreement with Bristol-Myers Squibb (“BMS”) for the development and commercialization of Clazakizumab, an antibody product candidate for the treatment of rheumatoid arthritis and cancer.

Under the terms of the collaboration agreement, the Company granted to BMS worldwide exclusive rights to develop and commercialize Clazakizumab for all potential indications, except cancer, for which the Company will retain rights, subject to BMS’s option to co-develop Clazakizumab for cancer and commercialize Clazakizumab outside the United States for cancer. BMS has agreed to develop Clazakizumab for RA or another indication in the United States, the five major countries in Europe, and Japan and to commercialize Clazakizumab in each of these countries subject to regulatory approval in them. The Company agreed to provide technology and manufacturing transfer services to BMS, clinical supply in support of Phase 2 clinical trials, and support for an optimization and/or a discovery backup program to Clazakizumab. The Company expects to complete its deliverables under the arrangement by December 2016.

The Company received a non-refundable upfront cash payment of $85 million and an aggregate of $18.5 million milestone payments from BMS. The Company may receive additional potential development-based and regulatory-based milestone payments of up to $746 million across a range of indications, potential sales-based milestones that, under certain circumstances, may be up to $500 million, and tiered royalties starting in the mid-teens up to 20% of net sales, subject to certain reductions. The Company is reimbursed for certain clinical supply and development costs. Unless earlier terminated, the agreement continues in effect until the expiration of BMS’ royalty payment obligations. BMS may terminate the agreement with a specified notice period prior to drug approval due to safety concerns. Either party may terminate on a region-by-region basis for the other party’s material breach of the agreement which is not cured within a specified cure period. In the event of termination by us for material breach by BMS or termination by BMS without cause, BMS would be required to transfer certain clinical data and regulatory materials to the Company and grant us a limited, exclusive license to certain intellectual property rights in exchange for us paying to BMS a low single to mid-single digit royalty on net sales by us of Clazakizumab depending on the development stage at the time of such termination.

The Company’s deliverables under the arrangement did not qualify as separate units of accounting. The license rights to Clazakizumab, delivered at the inception of the arrangement, did not have stand-alone value apart from the other deliverables in the arrangement. In addition, there was not sufficient objective and reliable evidence of the fair value for certain of the undelivered elements in the arrangement. The Company expects to provide the other deliverables through December 2016. The Company recognizes revenue relating to the deliverables in the agreement as a single unit of accounting using a time-based proportional performance model. The proportional performance model results in the recognition of the upfront license fee and other payments received under the arrangement over the estimated performance period of seven years based on the passage of time.

Other Collaborations

The Company entered into an agreement with a biotechnology company to provide research services under specified work plans. Payments received under this agreement was deferred and recognized as revenue in accordance with the Company’s revenue recognition policy.